Segment information (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)		Dec. 31, 2022 ILS (₪)
Disclosure of operating segments [line items]
Revenue	₪ 575,795	$ 157,882	₪ 543,262		₪ 498,325
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue	209,974	57,575	212,728		188,738
Canned Vegetables Fruits and Pickles [Member]
Disclosure of operating segments [line items]
Revenue	104,027	28,524	86,212	[1]	79,969	[1]
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue	83,056	22,774	74,750		62,270
Cereals, rice and pastas [Member]
Disclosure of operating segments [line items]
Revenue	59,026	16,185	61,573		61,350
Oils [Member]
Disclosure of operating segments [line items]
Revenue	46,727	12,812	43,058		44,241
Other [Member]
Disclosure of operating segments [line items]
Revenue	₪ 72,985	$ 20,012	₪ 64,941	[1]	₪ 61,757	[1]

[1]	Reclassified